13. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS	During April 2016, the Company issued 446,429 shares of common stock for $500,000 to complete the final closing of the private placement offering.

EQUITY AND INCENTIVE PLAN

Effective March 10, 2016, the Board of Directors (the “Board”) of the Company approved, authorized and adopted the 2016 Equity and Incentive Plan (the “ Plan”) and certain forms of ancillary agreements to be used in connection with the issuance of stock and/or options pursuant to the Plan (the “Plan Agreements”). The Plan provides for the issuance of up to 7,500,000 shares of common stock, par value $.025 per share (the “Common Stock”), of the Company through the grant of non-qualified options (the “Non-qualified options”), incentive options (the “Incentive Options” and together with the Non-qualified Options, the “Options”) and restricted stock (the “Restricted Stock”) to directors, officers, consultants, attorneys, advisors and employees.

The Plan shall be administered by a committee consisting of two or more independent, non-employee and outside directors (the “Committee”). In the absence of such a Committee, the Board shall administer the Plan. The Plan is currently being administered by the Board.

Options are subject to the following conditions:

(i)	The Committee determines the strike price of Incentive Options at the time the Incentive Options are granted. The assigned strike price must be no less than 100% of the Fair Market Value (as defined in the Plan) of the Company’s Common Stock. In the event that the recipient is a Ten Percent Owner (as defined in the Plan), the strike price must be no less than 110% of the Fair Market Value of the Company.
(ii)	The strike price of each Non-qualified Option will be at least 100% of the Fair Market Value of such share of the Company’s Common Stock on the date the Non-qualified Option is granted, unless the Committee, in its sole and absolute discretion, elects to set the strike price of such Non-qualified Option below Fair Market Value.

(iii)	The Committee fixes the term of Options, provided that Options may not be exercisable more than ten years from the date the Option is granted, and provided further that Incentive Options granted to a Ten Percent Owner may not be exercisable more than five years from the date the Incentive Option is granted.
(iv)	The Committee may designate the vesting period of Options. In the event that the Committee does not designate a vesting period for Options, the Options will vest in equal amounts on each fiscal quarter of the Company through the five (5) year anniversary of the date on which the Options were granted. The vesting period accelerates upon the consummation of a Sale Event (as defined in the Plan).

(v)	Options are not transferable and Options are exercisable only by the Options’ recipient, except upon the recipient’s death.
(vi)	Incentive Options may not be issued in an amount or manner where the amount of Incentive Options exercisable in one year entitles the holder to Common Stock of the Company with an aggregate Fair Market value of greater than $100,000.

Awards of Restricted Stock are subject to the following conditions:

(i)	The Committee grants Restricted Stock Options and determines the restrictions on each Restricted Stock Award (as defined in the Plan). Upon the grant of a Restricted Stock Award and the payment of any applicable purchase price, grantee is considered the record owner of the Restricted Stock and entitled to vote the Restricted Stock if such Restricted Stock is entitled to voting rights.
(ii)	Restricted Stock may not be delivered to the grantee until the Restricted Stock has vested.

(iii)	Restricted Stock may not be sold, assigned, transferred, pledged or otherwise encumbered or disposed of except as provided in the Plan or in the Award Agreement (as defined in the Plan).

EMPLOYMENT AGREEMENT

Jeffrey Cosman - Employment Agreement, Director Agreement and Restricted Stock Agreement

On March 11, 2016, the Company entered into an employment agreement with Mr. Cosman (the “Cosman Employment Agreement”). Mr. Cosman is currently the Chief Executive Officer and Chairman of the Board of Directors of the Company and prior to the execution and delivery of the Cosman Employment Agreement, terms of Mr. Cosman’s employment were governed by that certain previous employment agreement assumed by the Company in connection with the Company’s purchase of certain membership interests owned by such previous employer on October 17, 2014. The Cosman Employment Agreement has an initial term from March 11, 2016 through December 31, 2017 and the term will automatically renew for one (1) year periods unless otherwise terminated in accordance with the terms therein. Mr. Cosman will receive a base salary of $525,000 and Mr. Cosman’s compensation will increase by 5% on January 1 of each year. Mr. Cosman may also receive a cash bonus based on the Company’s performance relative to its annual target performance, as well as an annual equity bonus in the form of restricted common stock, in accordance with the Company’s 2016 Equity and Incentive Plan (the “Plan”) and subject to the restrictions contained therein, equivalent to 6% of the value of all acquisitions by the Company or its subsidiaries of substantially all the assets of existing businesses or of controlling interests in existing business entities and equity or debt financings during the preceding year. Upon any termination of Mr. Cosman’s employment with the Company, except for a termination for Cause, Mr. Cosman shall be entitled to a severance payment equal to the greater of (i) five years’ worth of the then existing base salary and (ii) the last year’s bonus.

On March 11, 2016, the Company entered into a director agreement with the Company’s Chairman of the Board and Chief Executive Officer, Jeffrey Cosman, as amended by the First Amendment to Director Agreement entered into by the parties on April 13, 2016 (the "Cosman Director Agreement").

On March 11, 2016, the Company entered into a restricted stock agreement with Mr. Cosman (the “Cosman Restricted Stock Agreement”), pursuant to which 4,253,074 shares of the Company's common stock, subject to certain restrictions set forth in the Cosman Restricted Stock Agreement, were issued to Mr. Cosman pursuant to the Cosman Employment Agreement and the Plan.

Walter H. Hall, Jr. - Director Agreement and Employment Agreement

On March 11, 2016, the Company entered into a director agreement with Mr. Walter H. Hall, Jr., as amended by the First Amendment to Director Agreement entered into by the parties on April 13, 2016 (the “Hall Director Agreement”), concurrent with Mr. Hall’s appointment to the Board of Directors of the Company (the “Board”) effective March 11, 2016 (the “Effective Date”).

On March 11, 2016, the Company entered into an executive employment agreement with Mr. Hall (the “Hall Employment Agreement”). Mr. Hall will have the title of President and Chief Operating Officer. The Hall Employment Agreement has an initial term of thirty-six (36) months and the term will automatically renew for one (1) year periods, unless otherwise terminated pursuant to the terms contained therein. Mr. Hall will receive a base salary of $300,000 beginning upon the Company’s closing of acquisitions in the aggregate amount of $35,000,000 from the date the Hall Employment Agreement is executed. Mr. Hall may also receive an annual bonus of up to $175,000, or such larger amount approved by the Board, as well as an annual equity bonus (in the form of restricted common stock, in accordance with the Plan and subject to the restrictions contained therein) equivalent to 2% of the value of all acquisitions by the Company or its subsidiaries of substantially all the assets of existing businesses or of controlling interests in existing business entities and equity or debt financings during the preceding year. Additionally, Mr. Hall received two million (2,000,000) restricted shares of the Company’s common stock upon the execution of the Hall Employment Agreement

EQUITY SUBSCRIPTION AGREEMENT

On April 8, 2016, the Company completed the final closing (the “the Closing”) of a private placement offering to accredited investors (the “Offering”) of up to $1,600,000 of the Company’s restricted common stock, par value $0.025 per share.

In connection with the Closing, the Company entered into definitive subscription agreements (the “Subscription Agreements”) with five (5) accredited investors (the “Investors”) and issued an aggregate of 1,428,573 shares of Common Stock for aggregate gross proceeds to the Company of $1,600,000.

The Subscription Agreements provide that the Company shall issue additional shares of Common Stock in the event that, prior to the first anniversary of the Subscription Agreement, such Investor sells all of the Common Stock purchased under the Subscription Agreement and receives less than the full amount of the purchase price paid under the Subscription Agreement, and the Subscription Agreements contain typical representations and warranties.